Interest Income and Expense - Details of Interest Expense from Financial Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure Of Interest Expense [Line items]
Subordinated debentures	$ 214	$ 226	$ 232
Interest expense	11,876	$ 8,892	$ 7,916
Deposits [Member]
Disclosure Of Interest Expense [Line items]
Amortized cost	10,460
FVTPL	84
Other liabilities [member]
Disclosure Of Interest Expense [Line items]
Amortized cost	1,084
FVTPL	$ 34